Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Convertible notes with principal and interest - less than 1 Year	$ 1,211
Convertible notes with principal and interest - 1-3 Years
Convertible notes with principal and interest - 3-5 Years
Convertible notes with principal and interest - more than 5 Years
Total	$ 1,211
Capital contributions payment due in less than 1 year		[1]
Capital contributions payment due in 1-3 years		[1]
Capital contributions payment due in 3-5 years		[1]
Capital contributions payment due more than 5 years		[1]
Capital contributions payments, total		[1]
Total contractual obligations due in less than 1 year	$ 1,211
Total contractual obligations due in 1-3 years
Total contractual obligations due in 3-5 years
Total contractual obligations due in more than 5 years
Total contractual obligations due	$ 1,211

[1]	The registered capital of SGOCO Shenzhen is $5,000. As of December 31, 2015, SGOCO International had not injected capital to SGOCO Shenzhen. Initially, SGOCO International was required to pay $1,000 and the remaining $4,000 within 3 months and within one year, respectively, of the date of issuance of the subsidiary's business license according to PRC registration capital management rules. According to the revised PRC company law which became effective on March 1, 2014, it has abolished the time requirement of the registered capital contributions. SGOCO International has its own discretion to consider the timing of the registered capital contributions. SGOCO International is in the process of amending the charter to adopt the requirement of the revised PRC company law.